Operating segment	12 Months Ended
Feb. 28, 2021
Disclosure Of Operating Segments [Abstract]
Operating segment
26	Operating segment

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the CODM (“Chief Operating Decision Maker”) for the purpose of resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. The Group operates in a single business segment which is a financial technology platform that facilitates trading and trade finance for small and medium sized enterprises using innovative blockchain-enabled technology. No operating segments have been aggregated to form the following reportable operating segment.

Business segment

The Group has only one operating segment for the year ended February 29, 2020, namely the trading platform business, the details of which are set out below:

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Trading platform business – Engage customers to trade on the platform where the Group earns a fee based on the percentage agreed in the sales contract. Fees charged are based on total trading volume or total approved funds.

Geographical information

Revenue

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
United Arab Emirates	26,769,533	1,634,115	—
Singapore	14,517,264	9,496,854	—
Hong Kong	7,488,714	3,378,300	—
Malaysia	4,584,790	1,887,039	—
Other countries	2,113,424	501,870	—
	55,473,725	16,898,178	—

The revenue information of continuing operations above is based on the location of the customers’ country of incorporation.

Non-current assets

All non-current assets of continuing operations above are based in Singapore.

Major customers

Revenue from top five customers of the Group’s trading platform business segment represents US$19,361,802 (2020: US$8,619,056; 2019: zero) of the Group’s total revenues.